American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2024

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 51.3%
Focused Dynamic Growth Fund G Class(2)	737,417	42,069,649
Focused Large Cap Value Fund G Class	12,931,253	132,803,973
Growth Fund G Class	1,553,629	84,330,975
Heritage Fund G Class	2,262,702	62,065,912
Mid Cap Value Fund G Class	4,661,437	73,231,179
Select Fund G Class	48,352	5,313,371
Small Cap Growth Fund G Class(2)	1,323,983	27,578,564
Small Cap Value Fund G Class	2,672,900	27,798,157
Sustainable Equity Fund G Class	2,875,320	144,139,792
		599,331,572
International Equity Funds — 23.2%
Emerging Markets Fund G Class	5,923,295	63,556,957
Global Real Estate Fund G Class	2,213,840	25,946,201
International Growth Fund G Class	6,065,160	74,116,254
International Small-Mid Cap Fund G Class	2,861,572	27,900,323
International Value Fund G Class	5,045,657	43,443,109
Non-U.S. Intrinsic Value Fund G Class	3,893,503	36,521,062
		271,483,906
Domestic Fixed Income Funds — 18.5%
Diversified Bond Fund G Class	16,750,726	149,081,466
High Income Fund G Class	4,447,254	37,534,823
Inflation-Adjusted Bond Fund G Class	2,942,259	30,011,046
		216,627,335
International Fixed Income Funds — 7.0%
Emerging Markets Debt Fund G Class	2,570,346	22,336,311
Global Bond Fund G Class	6,991,642	59,708,626
		82,044,937
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,016,558,535)		1,169,487,750
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,169,487,750

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$44,436	$2,056	$7,158	$2,736	$42,070	737	$3,019	—
Focused Large Cap Value Fund	131,386	13,284	14,664	2,798	132,804	12,931	(74)	$4,808
Growth Fund	79,754	12,869	14,141	5,849	84,331	1,554	2,478	3,710
Heritage Fund	68,358	5,696	15,473	3,485	62,066	2,263	2,243	419
Mid Cap Value Fund	77,946	6,699	9,433	(1,981)	73,231	4,661	71	3,894
Select Fund	—	5,105	—	208	5,313	48	—	240
Small Cap Growth Fund(3)	17,095	12,134	2,965	1,315	27,579	1,324	(273)	—
Small Cap Value Fund	17,816	11,993	2,645	634	27,798	2,673	193	368
Sustainable Equity Fund	155,360	8,707	27,939	8,012	144,140	2,875	3,232	3,599
Emerging Markets Fund	63,536	5,233	6,430	1,218	63,557	5,923	(1,463)	1,529
Global Real Estate Fund	25,615	2,692	2,313	(48)	25,946	2,214	(433)	927
International Growth Fund	73,281	7,536	5,555	(1,146)	74,116	6,065	256	1,285
International Small-Mid Cap Fund	27,043	2,079	1,867	645	27,900	2,862	(382)	595
International Value Fund	42,415	3,139	2,771	660	43,443	5,046	124	2,315
Non-U.S. Intrinsic Value Fund	37,392	5,343	2,037	(4,177)	36,521	3,894	(79)	4,495
Diversified Bond Fund	141,579	24,916	15,492	(1,921)	149,082	16,751	(2,959)	5,149
High Income Fund	34,961	3,633	1,760	701	37,535	4,447	(268)	1,930
Inflation-Adjusted Bond Fund	27,633	3,465	105	(982)	30,011	2,942	(19)	983
Emerging Markets Debt Fund	20,741	2,324	—	(729)	22,336	2,570	—	1,024
Global Bond Fund	55,963	6,352	2,673	67	59,709	6,992	(554)	1,521
Disciplined Growth Fund	9,432	33	8,191	(1,274)	—	—	1,600	36
	$1,151,742	$145,288	$143,612	$16,070	$1,169,488	88,772	$6,712	$38,827
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.